Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3. Discontinued Operations
In 2022 and 2023, the Company reevaluated the business strategy and implemented a series of transformational actions to restructure the organization into a modern retirement solutions platform. This plan included the wind-down of the previously reported Mortgage Originations segment and sale of the previously reported Commercial Originations and Lenders Services segments. This constitutes a strategic shift that has or will have a major effect on our operations and financial results. As such, the results of our previously reported Mortgage Originations, Commercial Originations, and Lenders Services segments are reported as discontinued operations for all periods presented, in accordance with ASC 205.
Mortgage Originations Segment
On October 20, 2022, the Board of the Company authorized a plan to discontinue the operations of the Company’s previously reported Mortgage Originations segment, other than the Home Improvement channel. The Disposition commenced in the fourth quarter of 2022 and was completed on February 28, 2023. The operations of the Home Improvement channel are now reported as part of the Company's Retirement Solutions segment. Refer to Note 38 - Subsequent Events for additional information.
Lender Services Segment
On February 1, 2023, the Company's indirect subsidiary, Incenter, entered into an agreement to sell one hundred percent of (i) the issued and outstanding shares of capital stock of ANTIC, a direct subsidiary of Incenter and an indirect subsidiary of the Company, and (ii) the issued and outstanding membership interests of BNT, a direct subsidiary of Incenter and an indirect subsidiary of the Company. The closing of the ANTIC and BNT sale was completed on July 3, 2023. Refer to Note 38 - Subsequent Events for additional information. The Company has historically included the operations of ANTIC and BNT in its previously reported Lender Services operating segment.
On March 30, 2023, the FoA Equity Board authorized a plan to sell assets making up the remainder of the Company's previously reported Lender Services operating segment, with the exception of its Incenter Solutions LLC operating service subsidiary. The operations of Incenter Solutions LLC are now reported as part of the Company's Corporate and Other segment. The Company sold the remainder of the assets on June 30, 2023 in two separate transactions for an aggregate consideration of $17.5 million which includes $4.8 million in cash and a $12.7 million note receivable. Refer to Note 38 - Subsequent Events for additional information.
Commercial Originations Segment
On February 19, 2023, the Company entered into an agreement to sell certain operational assets of FAM operating as FACo. This transaction closed on March 14, 2023. Refer to Note 38 - Subsequent Events for additional information. The Company has historically included the operations of FACo in its previously reported Commercial Originations operating segment.
The following table summarizes the major classes of assets and liabilities classified as discontinued operations as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31, 2022	December 31, 2021
Assets
Cash and cash equivalents	$36,212	$37,460
Restricted cash	311	312
Loans held for sale, at fair value	141,994	1,894,222
Derivative assets	676	24,417
Fixed assets and leasehold improvements, net	9,884	16,471
Intangible assets, net	77,436	260,727
Other assets, net	46,847	85,962
Assets of discontinued operations	$313,360	$2,319,571
Liabilities
Other financing lines of credit	$127,735	$1,816,805
Payables and other liabilities	99,379	211,053
Liabilities of discontinued operations	$227,114	$2,027,858
The following table summarizes the major components of net income (loss) from discontinued operations for the dates indicated (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Revenues
Gain on sale and other income from loans held for sale, net	$216,949	$528,725	$286,269	$1,168,803
Net fair value gains on loans and related obligations	14,705	50,729	5,465	15,571
Fee income	280,315	344,379	124,824	357,339
Net interest income:
Interest income	41,598	41,591	12,511	41,855
Interest expense	(33,088)	(34,462)	(11,656)	(40,046)
Net interest income	8,510	7,129	855	1,809
Total revenues	520,479	930,962	417,413	1,543,522

Expenses
Salaries, benefits, and related expenses	456,382	601,300	208,256	753,236
Occupancy, equipment rentals, and other office related expenses	21,274	17,620	6,677	25,441
General and administrative expenses	252,733	260,305	91,149	279,736
Total expenses	730,389	879,225	306,082	1,058,413
Impairment of goodwill, intangibles, and other assets	(182,981)	(954,853)	—	—
Other, net	3,839	3,458	151	—
Net income (loss) from discontinued operations before income taxes	(389,052)	(899,658)	111,482	485,109
Provision (benefit) for income taxes from discontinued operations	608	(13,489)	1,119	2,194
Net income (loss) from discontinued operations	(389,660)	(886,169)	110,363	482,915
Net income (loss) attributable to noncontrolling interest from discontinued operations	(263,396)	(621,990)	201	1,274
CRNCI from discontinued operations	—	—	1,119	(4,129)
Net income (loss) from discontinued operations attributable to controlling interest	$(126,264)	$(264,179)	$109,043	$485,770
The Consolidated Statements of Cash Flows for the dates indicated below included the following material activities related to discontinued operations (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Gain on sale and other income from loans held for sale, net	$221,121	$534,092	$286,447	$1,169,147
Unrealized fair value changes on loans, related obligations, and derivatives	14,705	50,729	5,465	15,571
Impairment of goodwill, intangibles, and other assets	182,981	954,853	—	—
Depreciation and amortization	22,963	19,429	2,713	10,859
Acquisition of fixed assets	5,787	7,690	2,622	6,915